CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net income	$ 310	$ 3,534	$ 5,668
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	10,719	3,572	1,388
Stock based compensation expense, net	1,526	1,056	1,183
Accretion of payment obligation related to acquisitions	1,131	177	100
Amortization of premium and accrued interest on marketable securities and deposits	(33)		(16)
Realized loss from marketable securities, net			100
Deferred taxes, net	(356)	(172)	(1,140)
Accrued severance pay, net	64	(3)	(40)
Net changes in operating assets and liabilities:
Trade receivables	(8,419)	491	(383)
Other receivables and prepaid expenses	1,455	1,658	(1,100)
Other long-term assets	110	82	60
Trade payables	4,340	4,035	108
Deferred revenues	3,920	(268)	998
Accrued expenses and other liabilities	1,129	2,101	112
Net cash provided by operating activities	15,896	16,263	7,038
Investing activities:
Purchase of property and equipment	(671)	(662)	(316)
Proceeds from sale of property and equipment	4
Restricted cash	(171)		90
Capitalization of software development and content costs	(1,627)	(819)	(829)
Cash paid by employees on previously exercised options of acquired company		727
Cash paid in connection with acquisitions, net of cash acquired		(7,307)	(21,712)
Proceeds from sales of marketable securities			26,704
Investment in marketable securities			(11,915)
Net cash used in investing activites	(2,465)	(8,061)	(7,978)
Financing activities:
Exercise of share options		76	30
Payments made in connection with acquisitions	(9,529)	(6,626)
Proceeds from long-term loans		10,000
Repayment of long-term loans	(2,300)	(1,150)
Dividend paid			(3,885)
Net cash provided by (used in) financing activities	(11,829)	2,300	(3,855)
Increase (decrease) in cash and cash equivalents	1,602	10,502	(4,795)
Cash and cash equivalents at beginning of year	21,762	11,260	16,055
Cash and cash equivalents at end of year	23,364	21,762	11,260
Cash paid during the year for:
Income taxes	6,131	2,828	3,200
Interest paid	363	291
Supplemental disclosure of non-cash investing activities:
Issuance of shares in connection with the acquisition of Smilebox		18,200	750
Stock-based compensation that was capitalized as part of capitalization of software development costs	$ 24	$ 29	$ 17